UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21467

LMP Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

AUGUST 31, 2018

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 82.7%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
General Motors Co.	94,700	$3,413,935	(a)

CONSUMER STAPLES - 6.2%
Beverages - 1.7%
Keurig Dr Pepper Inc.	126,700	2,888,760
PepsiCo Inc.	16,500	1,848,165

Total Beverages		4,736,925

Household Products - 4.5%
Colgate-Palmolive Co.	40,000	2,656,400	(a)
Kimberly-Clark Corp.	24,000	2,772,960	(a)
Procter & Gamble Co.	30,500	2,529,975	(a)
Reckitt Benckiser Group PLC	50,000	4,255,454	(b)

Total Household Products		12,214,789

TOTAL CONSUMER STAPLES		16,951,714

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Williams Cos. Inc.	236,052	6,984,779	(a)

FINANCIALS - 15.4%
Banks - 3.0%
Bank of America Corp.	148,000	4,577,640	(a)
Citigroup Inc.	52,000	3,704,480	(a)

Total Banks		8,282,120

Capital Markets - 1.0%
CME Group Inc.	16,000	2,795,680	(a)

Insurance - 2.1%
Aflac Inc.	52,000	2,404,480	(a)
MetLife Inc.	75,000	3,441,750	(a)

Total Insurance		5,846,230

Mortgage Real Estate Investment Trusts (REITs) - 9.3%
AGNC Investment Corp.	319,000	6,067,380	(a)
Annaly Capital Management Inc.	527,000	5,596,740	(a)
Starwood Property Trust Inc.	335,000	7,380,050	(a)
TPG RE Finance Trust Inc.	307,500	6,349,875	(a)

Total Mortgage Real Estate Investment Trusts (REITs)		25,394,045

TOTAL FINANCIALS		42,318,075

HEALTH CARE - 8.6%
Pharmaceuticals - 8.6%
AstraZeneca PLC, ADR	62,000	2,377,080	(a)
Bristol-Myers Squibb Co.	38,000	2,300,900	(a)

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
GlaxoSmithKline PLC, ADR	41,000	$1,660,500	(a)
Johnson & Johnson	23,000	3,097,870	(a)
Merck & Co. Inc.	128,000	8,779,520	(a)
Pfizer Inc.	131,000	5,439,120	(a)

TOTAL HEALTH CARE		23,654,990

INDUSTRIALS - 6.3%
Aerospace & Defense - 4.0%
Lockheed Martin Corp.	34,300	10,990,063	(a)

Electrical Equipment - 1.0%
Emerson Electric Co.	35,000	2,685,550	(a)

Machinery - 1.3%
Stanley Black & Decker Inc.	25,000	3,513,250	(a)

TOTAL INDUSTRIALS		17,188,863

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.0%
Cisco Systems Inc.	55,400	2,646,458	(a)

IT Services - 2.6%
International Business Machines Corp.	36,000	5,273,280	(a)
Paychex Inc.	24,750	1,812,937	(a)

Total IT Services		7,086,217

Semiconductors & Semiconductor Equipment - 6.8%
Intel Corp.	20,500	992,815
Maxim Integrated Products Inc.	79,000	4,777,130	(a)
Microchip Technology Inc.	26,000	2,236,780	(a)
QUALCOMM Inc.	120,000	8,245,200	(a)
Texas Instruments Inc.	21,000	2,360,400	(a)

Total Semiconductors & Semiconductor Equipment		18,612,325

Software - 6.2%
Microsoft Corp.	112,700	12,659,591	(a)
Oracle Corp.	92,700	4,503,366

Total Software		17,162,957

Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc.	15,400	3,505,502	(a)

TOTAL INFORMATION TECHNOLOGY		49,013,459

MATERIALS - 5.2%
Chemicals - 3.1%
DowDuPont Inc.	120,000	8,415,600	(a)

Containers & Packaging - 1.5%
International Paper Co.	78,000	3,988,920	(a)

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Metals & Mining - 0.6%
Compass Minerals International Inc.	28,000	$1,751,400	(a)

TOTAL MATERIALS		14,155,920

REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 12.0%
Alexandria Real Estate Equities Inc.	18,900	2,425,815	(a)
American Tower Corp.	27,974	4,171,483	(a)
AvalonBay Communities Inc.	5,600	1,026,424
EPR Properties	44,000	3,087,920	(a)
Equity Residential	30,000	2,032,500
Park Hotels & Resorts Inc.	137,400	4,596,030	(a)
Ramco-Gershenson Properties Trust	132,000	1,842,720	(a)
Retail Properties of America Inc., Class A Shares	155,000	1,973,150	(a)
Simon Property Group Inc.	18,610	3,406,188	(a)
STORE Capital Corp.	47,500	1,368,475	(a)
Urstadt Biddle Properties Inc., Class A Shares	85,000	1,933,750	(a)
Weyerhaeuser Co.	144,000	4,998,240	(a)

TOTAL REAL ESTATE		32,862,695

TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 4.6%
AT&T Inc.	170,000	5,429,800	(a)
Verizon Communications Inc.	136,000	7,394,320	(a)

Total Diversified Telecommunication Services		12,824,120

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC, ADR	112,000	2,420,320	(a)

TOTAL TELECOMMUNICATION SERVICES		15,244,440

UTILITIES - 1.9%
Electric Utilities - 1.5%
Exelon Corp.	95,000	4,152,450	(a)

Multi-Utilities - 0.4%
CenterPoint Energy Inc.	41,000	1,139,390	(a)

TOTAL UTILITIES		5,291,840

TOTAL COMMON STOCKS (Cost - $178,050,664)		227,080,710

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 31.7%
Diversified Energy Infrastructure - 8.4%
Energy Transfer Partners LP	376,000	8,478,800	(a)
Enterprise Products Partners LP	244,000	6,978,400	(a)
Genesis Energy LP	312,000	7,466,160	(a)

Total Diversified Energy Infrastructure		22,923,360

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY		SHARES/UNITS	VALUE
Financials - 4.0%
Blackstone Group LP		297,000	$10,962,270	(a)

General Partner - 1.4%
Western Gas Equity Partners LP		115,973	3,926,845	(a)

Global Infrastructure - 2.7%
Brookfield Infrastructure Partners LP		60,000	2,340,000
Brookfield Renewable Partners LP		166,000	5,102,115

Total Global Infrastructure			7,442,115

Liquids Transportation & Storage - 3.7%
Buckeye Partners LP		60,000	2,115,600	(a)
Magellan Midstream Partners LP		50,000	3,412,500	(a)
PBF Logistics LP		212,000	4,526,200	(a)

Total Liquids Transportation & Storage			10,054,300

Natural Gas Transportation & Storage - 2.5%
Hoegh LNG Partners LP		360,000	6,822,000	(a)

Offshore - 1.3%
Dynagas LNG Partners LP		390,000	3,486,600	(a)

Oil/Refined Products - 3.8%
Andeavor Logistics LP		11,000	534,380
CrossAmerica Partners LP		80,000	1,450,400	(a)
MPLX LP		98,000	3,476,060	(a)
Sunoco LP		187,000	5,065,830	(a)

Total Oil/Refined Products			10,526,670

Petrochemicals - 1.2%
Westlake Chemical Partners LP, Class L Shares		132,000	3,379,200	(a)

Propane - 1.0%
Suburban Propane Partners LP		122,000	2,757,200	(a)

Shipping - 1.7%
KNOT Offshore Partners LP		221,000	4,762,550	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $78,447,328)			87,043,110

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 7.8%
FINANCIALS - 1.4%
Insurance - 1.4%
Assurant Inc.	6.500%	35,000	3,886,715

INDUSTRIALS - 0.3%
Machinery - 0.3%
Stanley Black & Decker Inc.	5.375%	7,830	855,428

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	SHARES	VALUE
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Crown Castle International Corp.	6.875%	5,000	$5,504,650

UTILITIES - 4.1%
Electric Utilities - 1.9%
NextEra Energy Inc.	6.371%	67,000	5,065,200

Multi-Utilities - 2.2%
Sempra Energy	6.000%	33,878	3,481,981
Sempra Energy	6.750%	25,824	2,670,201

Total Multi-Utilities			6,152,182

TOTAL UTILITIES			11,217,382

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $19,543,408)			21,464,175

INVESTMENTS IN UNDERLYING FUNDS - 6.3%
Ares Capital Corp.		380,000	6,634,800	(a)(c)
BlackRock TCP Capital Corp.		250,000	3,642,500	(a)(c)
Golub Capital BDC Inc.		118,000	2,253,800	(a)(c)
TriplePoint Venture Growth BDC Corp., Class B Shares		360,000	4,723,200	(a)(c)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $17,548,474)			17,254,300

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $293,589,874)			352,842,295

	RATE
SHORT-TERM INVESTMENTS - 4.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $12,752,394)	1.811%	12,752,394	12,752,394

TOTAL INVESTMENTS - 133.2% (Cost - $306,342,268)			365,594,689
Liabilities in Excess of Other Assets - (33.2)%			(91,078,406)

TOTAL NET ASSETS - 100.0%			$274,516,283

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed-income securities depending on the investment manager’s view of economic, market or political conditions, fiscal and monetary policy and security valuation. There can be no assurance that the Fund will achieve its investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$12,696,260	$4,255,454	—	$16,951,714
Other Common Stocks	210,128,996	—	—	210,128,996
Master Limited Partnerships	87,043,110	—	—	87,043,110
Convertible Preferred Stocks:
Financials	—	3,886,715	—	3,886,715
Other Convertible Preferred Stocks	17,577,460	—	—	17,577,460
Investments in Underlying Funds	17,254,300	—	—	17,254,300

Total Long-Term Investments	344,700,126	8,142,169	—	352,842,295

Short-Term Investments†	12,752,394	—	—	12,752,394

Total Investments	$357,452,520	$8,142,169	—	$365,594,689

†	See Schedule of Investments for additional detailed categorizations.

For the period ended August 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2018, securities valued at $4,255,454 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At August 31, 2018, securities valued at $3,886,715 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018